Income Taxes - Schedule of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 29,211	$ 22,686
R&D and other tax credit carryovers	6,752	4,718
Lease liability	1,224	956
Stock-based compensation	3,070	1,323
Accrued compensation and other expenses	536	658
Fixed assets	0	3
Total deferred tax assets	40,793	30,344
Deferred tax liabilities
Fixed assets	(37)	0
Right of use assets	(1,046)	(874)
Valuation allowance	(39,710)	(29,470)
Deferred tax assets, net of allowance	$ 0	$ 0